Members Certificates (Details Narrative)	12 Months Ended
Dec. 31, 2012 USD ($) $ / shares shares
Equity [Abstract]
Number of certificates issued during period	1,000
Number of certificates issued during period, value | $	$ 1,000
Value of per certificates | $ / shares	$ 1.00